INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION

	For Years Ended
	2023	2024	2025	2025
	S$	S$	S$	US$
Current income tax	2,163	-	7,600	5,910
Withholding tax arising on foreign source income	193,022	134,423	54,441	42,337
Under/ (over) provision current taxation in respect of prior year	4,922	(1,744)	-	-
	200,107	132,679	62,041	48,247

SCHEDULE OF INCOME TAX RECONCILIATION

	For Years Ended
	2023	2024	2025	2025
	S$	S$	S$	US$
Profit before tax	5,312	(880,147)	(1,008,870)	(784,564)
Singapore statutory income tax rate	17%	17%	17%	17%
Tax calculated at statutory tax rate	903	(149,625)	(171,507)	(133,375)

Reconciling items:
Impact of different tax rates in other jurisdictions	-	-	132,233	102,834
Tax effects of non-deductible expenses	13,597	3,839	498	387
Tax exemption and rebates	(10,571)	(340)	(685)	(533)
Temporary differences arising from tax depreciation	(1,811)	-	-	-
Under/(over)provision in respect of prior years	4,922	(1,744)	-	-
Withholding tax arising on foreign source income	193,022	134,423	54,441	42,337
Others	-	-	7,600	5,910
Change in valuation allowance	45	146,126	39,461	30,687
	200,107	132,679	62,041	48,247

SCHEDULE OF DEFERRED TAX ASSETS

	As of December 31,
	2024	2025	2025
	S$	S$	US$
Net operating loss carried forward	984,891	536,604	417,298
Deferred tax assets, gross	167,431	91,223	70,941
Valuation allowance	(167,431)	(91,223)	(70,941)
Deferred tax assets, net of valuation allowance	-	-	-